BANK LOANS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Short term bank loan	$ 2,086,723	$ 8,547,509
Debt weiighted average interest rate	4.11%	4.15%	4.76%
Interest expense	$ 300,000	$ 400,000	$ 400,000
Minimum [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	3.45%
Minimum [Member] | Convertible Loan [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	3.50%
Maximum [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	4.31%
Maximum [Member] | Convertible Loan [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	4.40%
Short-Term Debt [Member]
Debt Instrument [Line Items]
Short term bank loan	$ 7,900,000
Date instrument maturity date description	mature on various dates from July 15, 2025 to October 31, 2027